PRINCIPLED
                              EQUITY
                              MARKET
                               FUND






                          ANNUAL REPORT
                        DECEMBER 31, 1997

To the Shareholders of the Principled Equity Market Fund:

  The Principled Equity Market Fund's primary purpose is to achieve the investment return provided by the overall unmanaged domestic equity markets, while avoiding ownership of companies whose products, activities, and/or areas of operation are not acceptable to the major constituencies of investors concerned with the application of religious, ethical, social justice and other principles to their investments (sometimes described as `concerned investors') while incurring the lowest achievable costs.

  This practice, sometimes referred to as `passive investing' or `indexing,' typically has provided higher returns than the preponderance of actively-managed investment strategies and accounts (including mutual funds). The practice generally has not been available to many constituencies of concerned investors because of the dearth of convenient investment vehicles with comprehensive criteria which reflect their concerns. Consequently, the Eastern Mercy Health System, now Catholic Health East, established this Trust in 1996 to enable its component hospitals and other concerned investors to utilize a passive investing strategy.

  The Trust accomplished its purpose during 1997 - its first year of operation. The two unmanaged indices generally thought to be most representative of the overall domestic equity market are the Wilshire 5000 Index (composed of all publicly-traded U.S. domestic equities) and the Russell 3000 Index (said to constitute 98 percent of all domestic equities). These two `market capitalization-weighted' indices recorded returns of 31.30 percent and 31.78 percent, respectively, for the calendar 1997, while the Trust recorded a return of 31.55 percent almost exactly equal to, and falling between - these two broadest market indices.

  Most indices and market sectors provided significantly lower results. `Small company' indices (such as the Russell 2000 Index) generally provided much lower returns than the overall market, while indices in which larger companies constitute a significantly higher proportion than in overall market (such as the widely followed Standard & Poor's 500 Stock Index) provided modestly higher returns. (The Trust is precluded from purchasing most of the largest companies, including nearly one-third of the Standard & Poor's 500 Stock Index and 60 percent of its largest fifty companies because of concerns predominately relating to environmental, weapons manufacture, and human rights issues, including working conditions in underdeveloped areas.)

  Size-based return differences have not persisted in the past, and seem unlikely to do so in the future. Although periods of temporary aberrations occur frequently, we are aware of no conclusive study or evidence which demonstrates that over long periods of time either large companies or small companies consistently provide returns which differ from those of the overall market to any statistically-significant degree, and over extended periods the Russell 3000, the Whilshire 5000 and the Standard & Poor's 500 stock indices all have recorded very similar returns.

  With the exception of certain European single-country averages, the domestic equity markets tended to provide higher returns than the foreign markets.

  With respect to `investment style' indices, 1997 was another - and the third consecutive - year in which certain organizations' `value' indices provided higher returns than their analogous `growth' indices, while other sets of `growth' indices provided higher returns than their corresponding `value' indices. This further undermines the formerly popular but now somewhat discredited and obsolete `style allocation' theories, which are not supported by the preponderance of academic research of which we are aware and which depend upon consistent negative correlation between universally-defined categories of equities - neither of which conditions appear to exist in the `real world.'

  In concert with the majority of past periods, 1997 saw the major unmanaged domestic market indices provide higher returns than the vast majority of actively-managed equity accounts (particularly as represented by mutual funds, which are audited, and whose reported returns tend to be less subject to misrepresentation than unaudited statistics).

  A brief list of indices and averages and the returns they recorded during 1997 follows this letter.

  The Trust's expense ratio for 1997, representing the costs incurred by the Trust, was 0.48 percent, or 48 `basis points,' less than one half of one percent and much lower than the 1.45 percent average expense ratio reported for actively-managed equity mutual funds by the Morningstar Organization, and incurred by actively-managed investment accounts in general. This figure excludes the hypothetical 10 basis point fee payable to the Trust's Advisor (F.L. Putnam) which was waived by the Advisor and not paid by the Trust.

  We are very pleased with the results achieved by the Trust during its first year of operation, and will continue to pursue the Trust's goal of providing concerned investors with the most comprehensive available alternative to achieve the returns provided by the overall domestic equity markets while avoiding investments they find objectionable. Please do not hesitate to contact us if you have any questions concerning the Trust or your investment within it.


                              Sincerely,


                              David W.C. Putnam
                              President



                 RETURNS IN PERCENT FOR CALENDAR YEAR 1997

-------------------------------------------------------------------------

                Unmanaged Securities Market Indices*
                -----------------------------------
    Wilshire 5000 Stock Index (all 733 - 100% - of equity    31.30 %
    market)
    Russell 3000 Stock Index ( the 3000 largest U.S.         31.78
    companies - 98% of equity market)
    Standard & Poor's 500 Stock Index (500 largest U.S.      33.34
    companies - 69% of equity market)
    Russell 2000 Stock Index (the smallest 2000 of the       22.36
    largest 3000 U.S. companies)
    New York Stock Exchange (largest U.S. national stock     30.31
    exchange)
    NASDAQ (5800 equities traded `over the counter')         21.64


                        Mutual Fund Averages**
                      -------------------------
    Domestic equity mutual funds  average                    24.35 %
     (per Morningstar - 2598 funds with total assets of $1.6 trillion - excludes `index' funds)

    `Socially Responsible' equity mutual funds average       25.03
      (per Morningstar - 33 funds with total assets of $3.2 billion)

    *  Source:  Chase Global Data and Research Company,
                Concord, Massachusetts.
    ** Source:  Morningstar, Inc., Chicago, Illinois.
-------------------------------------------------------------------------

---------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

Assets:
Investments at quoted market value (cost $17,687,286 ;
 see Schedule of Investments, Notes 1, 2, & 7).......   $ 21,796,213
Cash ................................................        348,105
Dividends and interest receivable....................         23,663
Organizational costs (Note 1)........................         36,403
                                                         -----------
    Total assets.....................................     22,204,384
                                                         -----------

Liabilities:
Dividend distribution payable........................       176,872
Accrued expenses and other liabilities (Note 3 ).....        20,763
                                                        -----------
    Total liabilities................................       197,635
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at no par
 value, amount paid in on 1,706,087 shares outstanding)
 (Note 1)............................................     17,897,822
Net unrealized appreciation in value of investments
 (Note 2).............................................     4,108,927
                                                         -----------
    Net assets (equivalent to $12.90 per share, based
     on 1,706,087 capital shares outstanding).........   $22,006,749
                                                         ===========

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 1997


Income:
 Dividends...........................................   $  301,302
 Interest............................................        6,669
                                                        -----------
    Total income.....................................      307,971
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................       25,835
 Custodian fees......................................       13,618
 Audit and accounting fees...........................        7,500
 Administration fees (Note 4)........................        6,000
 Transfer fees (Note 4)..............................        6,000
 Trustees' fees and expenses.........................        4,000
 Legal fees..........................................        1,500
 Organizational expenses.............................        9,597
 Other expenses......................................        6,251
                                                        -----------
    Total expenses...................................       80,301
         Fees paid indirectly (Note 6)...............      (8,118)
                                                        -----------
         Net expenses................................       72,183
                                                        -----------
Net investment income................................      235,788
                                                        -----------

Realized and unrealized gain on investments:
  Realized gain on investments-net...................       102,865
  Increase in net unrealized appreciation in investments  4,108,927
                                                        -----------
    Net gain on investments..........................     4,211,792
                                                        ===========
Net increase in net assets resulting from operations.   $ 4,447,580
                                                        ===========

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                        Period Ended
                                            Year Ended   October 28,
                                           December 31,    1996 to
                                               1997     December 31,1996
                                          ------------- -----------------
From operations:
 Net investment income................... $  235,788       --
 Realized gain on investments, net.......    102,865       --
 Increase in net unrealized
  appreciation in investments............  4,108,927       --
                                          -----------   -----------
    Net increase in net assets resulting
     from operations.....................  4,447,580       --
                                          ------------  -----------
Distributions to shareholders:
 From net investment income ($0.14 per
 share in 1997)..........................  (235,788)       --
 From net realized gain on investments
 ($0.06 per share in 1997)...............  (102,865)       --
                                          ------------  -----------
    Total distributions to shareholders..  (338,653)       --
                                          ------------  -----------

From capital share transactions:

                         Number of Shares
                          1997      1996
                        --------- ---------
 Proceeds from sale of
  shares..............  799,491   894,026   8,795,782    8,940,260
 Shares issued to
  shareholders in
  distributions
  reinvested..........  12,570     --        161,780       --
 Cost of shares          --        --         --           --
  redeemed............   --        --         --           --
                        -------  -------- ----------   -----------
 Increase in net
  assets resulting
  from capital
  share transactions..  812,061   894,026   8,957,562    8,940,260
                       ========= ========= -----------  -----------

Net increase in net assets...............   13,066,489    8,940,260
Net assets:
  Beginning of period....................    8,940,260       --
                                          ============  ===========
  End of period.......................... $ 22,006,749   $8,940,260
                                          ============  ===========

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                    SELECTED PER SHARE DATA AND RATIOS
           (for a share  outstanding throughout each period)



                                                       Period Ended
                                         Year Ended     October 28,
                                         December 31,      1996 to
                                             1997       December 31,1996
                                         -------------- --------------

Investment income .......................   $  0.18        $ --
Expenses, net............................      0.04          --
                                         -------------- --------------
Net investment income ...................      0.14          --
Net realized and unrealized
gain on investments......................      2.96          --
Distributions to shareholders:
  From net investment income.............      0.14          --
  From net realized gain on investments..      0.06          --
                                         -------------- --------------
Net increase in net asset value..........      2.90          --
Net asset value:
  Beginning of period....................     10.00          10.00
                                         ============== ==============
  End of period..........................    $12.90        $ 10.00
                                         ============== ==============
Ratio of expenses
to average net assets....................     0.48%         --
Ratio of net investment
income to average net assets.............     1.40%         --
Portfolio turnover.......................     0.07          --
Average commission rate paid.............     0.0253        --
Number of shares out-standing at end of
  period.................................   1,706,087       894,026


Per share data and ratios assuming no
 waiver of advisory fees:
   Expenses..............................      0.06          --
   Net investment income.................      0.13          --
   Ratio of expenses to average net
    assets...............................      0.58%         --
   Ratio of net investment income to
    average net assets...................      1.30%         --

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


COMMON STOCKS -- 99.04%
         Aerospace/Defense Industry -- 0.51%
   1,800 Gulfstream Aerospace........................... $ 52,650
   1,000 Precision Castparts Corporation................   60,312
                                                         ----------
                                                          112,962
                                                         ----------
         Air Transport Industry -- 0.42%
     400 Amr Corporation................................   51,400
     200 Federal Express Corporation....................   12,212
   1,200 Southwest Airlines Company.....................   29,550
                                                         ----------
                                                           93,162
                                                         ----------
         Auto & Truck Industry -- 0.24%
   1,000 Paccar Incorporated............................   52,500
                                                         ----------

         Auto Parts (OEM) Industry -- 0.28%
     600 Dana Corporation...............................   28,500
     600 Oea Incorporated...............................   17,362
     600 Superior Industries International..............   16,087
                                                         ----------
                                                           61,949
                                                         ----------
         Auto Parts (Replacement) Industry -- 0.19%
     200 Echlin Incorporated............................    7,237
   1,050 Genuine Parts Company..........................   35,634
                                                         ----------
                                                           42,871
                                                         ----------
         Bank Industry -- 6.39%
   1,000 Bank Of New York Company Incorporated..........   57,812
   2,500 Bankamerica Corporation........................  182,500
     500 Bankboston Corporation.........................   46,969
   1,400 Citicorp.......................................  176,662
   1,700 First Union Corporation........................   87,125
     900 JP Morgan and Company Incorporated.............  101,587
     300 Keycorp........................................   21,244
   9,060 Nationsbank Corporation........................  550,961
   1,100 PNC Bank Corporation...........................   62,631
     200 Wachovia Corporation...........................   16,225
     300 Wells Fargo and Company........................  101,831
                                                         ----------
                                                        1,405,547
                                                         ----------

---------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)

         Bank (Midwest) Industry -- 2.15%
   1,500 First Chicago Nbd Corporation..................  125,250
   2,700 Mellon Bank Corporation........................  163,687
   1,100 National City Corporation......................   72,325
   2,600 Norwest Corporation............................  100,750
     100 US Bancorp. ...................................   11,194
                                                         ----------
                                                          473,206
                                                         ----------
         Beverage (Soft Drink) Industry -- 4.77%
   8,600 Coca Cola Company..............................  573,512
   2,500 Coca Cola Enterprises Incorporated.............   88,906
  10,700 Pepsico Incorporated...........................  387,875
                                                         ----------
                                                        1,050,293
                                                         ----------
         Building Materials Industry -- 0.03%
     100 Armstrong World Industries Incorporated........    7,475
                                                         ----------

         Chemical (Basic) Industry -- 1.80%
   8,500 Arco Chemical Company..........................  395,250
                                                         ----------

         Chemical (Diversified) Industry -- 0.45%
   1,400 Millipore Corporation..........................   47,512
   2,500 Pall Corporation...............................   51,719
                                                         ----------
                                                           99,231
                                                         ----------
         Chemical (Specialty) Industry -- 0.81%
     900 Ecolab Incorporated............................   49,894
     600 International Flavors and Fragrances...........   30,900
   1,300 Praxair Incorporated...........................   58,500
     800 Sherwin Williams Company.......................   22,200
     400 Sigma Aldrich Corporation......................   15,900
                                                         ----------
                                                          177,394
                                                         ----------
         Coal/Alternate Energy Industry -- 0.08%
     400 AES Corporation................................   18,650
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)


         Computer & Peripherals Industry -- 4.64%
     200 Apple Computer Incorporated....................    2,625
     600 Cabletron Systems Incorporated.................    9,000
   3,750 Cisco Systems Incorporated.....................  209,062
   2,967 Compaq Computer Corporation....................  167,635
   1,300 Dell Computer Corporation......................  109,200
   3,600 EMC Corporation................................   98,775
   5,400 Hewlett Packard Company........................  336,825
   1,100 Seagate Technology Incorporated................   21,175
     900 Silicon Graphics Incorporated..................   11,362
   1,400 Sun Microsystems Incorporated..................   55,825
                                                         ----------
                                                        1,021,484
                                                         ----------
         Computer Software & Services Industry -- 4.14%
     500 Automatic Data Processing Incorporated.........   30,687
   3,750 Computer Associates International..............  198,750
     400 Electronic Data Systems Corporation............   17,575
   1,800 First Data Corporation.........................   52,650
   4,300 Microsoft Corporation..........................  555,775
   2,500 Oracle Corporation.............................   55,781
                                                         ----------
                                                          911,218
                                                         ----------
         Diversified Company Industry -- 0.79%
     100 Crane Company..................................    4,337
     200 National Service Industries Incorporated.......    9,912
     400 Raychem Corporation............................   17,225
     800 Thermo Electron Corporation....................   35,200
   2,400 Tyco International Limited.....................  108,150
                                                         ----------
                                                          174,824
                                                         ----------
         Drug Industry -- 2.38%
   8,000 Amgen Incorporated.............................  433,000
     300 Biogen Incorporated............................   10,912
     800 Chiron Corporation.............................   13,600
      27 Genzyme Corp-Tissue Repair.....................      186
     900 Genzyme Corporation General Division...........   24,975
     200 Interneuron Pharmaceuticals Incorporated.......    1,900
     400 Quintiles Transnational Corporation............   15,300
     400 RP Scherer Corporation.........................   24,400
                                                         ----------
                                                          524,273
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)


         Drugstore Industry -- 0.46%
     400 Rite Aid Corporation...........................   23,500
   2,500 Walgreen Company...............................   78,437
                                                         ----------
                                                          101,937
                                                         ----------
         Electric Utility (Central) Industry -- 0.92%
     800 Cinergy Corporation............................   30,650
   3,200 Dte Energy Holding Company.....................  111,000
   2,000 Unicom Corporation.............................   61,500
                                                         ----------
                                                          203,150
                                                         ----------
         Electric Utility (East) Industry -- 0.97%
   1,800 Carolina Power and Light Company...............   76,275
     800 Northeast Utilities............................    9,450
     800 P P and L Resources Holding Company............   19,150
   4,500 Peco Energy Company............................  109,125
                                                         ----------
                                                          214,000
                                                         ----------
         Electric Utility (West) Industry -- 4.09%
  10,700 Edison International Incorporated..............  290,906
   2,100 Nevada Power Company...........................   55,781
  20,300 Pacificorp.....................................  554,444
                                                         ----------
                                                          901,131
                                                         ----------
         Electrical Equipment Industry -- 0.32%
     233 Commscope, Incorporated........................    3,176
   1,300 Corning Incorporated...........................   48,262
     200 W W Grainger Incorporated......................   19,437
                                                         ----------
                                                           70,875
                                                         ----------
         Electronics Industry -- 0.27%
   1,100 Amp Incorporated...............................   46,200
     700 NextLevel Systems, Incorporated................   12,512
                                                         ----------
                                                           58,712
                                                         ----------
         Entertainment Industry -- 1.08%
   1,000 Safety Kleen Corporation.......................   27,437
   3,400 Time Warner Incorporated Holding Company.......  210,800
                                                         ----------
                                                          238,237
                                                         ----------
         Environmental Industry -- 0.29%
   1,700 Republic Industries Incorporated...............   39,631
     600 USA Waste Services Incorporated................   23,550
                                                         ----------
                                                           63,181
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)


         Financial Services Industry -- 4.60%
   2,600 American Express Company.......................  232,050
   2,000 Cendant Corporation............................   68,750
     400 Deluxe Corporation.............................   13,800
     700 Green Tree Financial Corporation...............   18,331
     400 Household International Incorporated...........   51,050
   2,400 Mbna Corporation...............................   65,550
   3,020 Morgan Stanley Dean Witter Discover............  178,558
   8,900 Schwab (Chas) Corporation......................  373,244
     100 Transamerica Corporation.......................   10,650
                                                         ----------
                                                        1,011,983
                                                         ----------
         Food Processing Industry -- 5.34%
   2,200 General Mills Incorporated.....................  157,575
     200 Hershey Foods Corporation......................   12,388
   3,800 HJ Heinz Company...............................  193,088
   1,700 Kellogg Company................................   84,363
     400 Pioneer Hi Bred International Incorporated.....   42,900
     700 Quaker Oats Company............................   36,925
   9,600 Unilever NV....................................  599,400
     600 Wm Wrigley Jr Company..........................   47,738
                                                         ----------
                                                        1,174,377
                                                         ----------
         Food Wholesalers Industry -- 0.19%
     900 Sysco Corporation..............................   41,006
                                                         ----------

         Foreign Telecommunications Industry -- 0.52%
   1,300 Northern Telecom Limited.......................  115,375
                                                         ----------

         Gold/Silver Mining Industry -- 0.39%
   3,200 Barrick Gold Corporation.......................   59,600
     700 Newmont Mining Corporation.....................   20,563
     400 Placer Dome Incorporated.......................    5,075
                                                         ----------
                                                           85,238
                                                         ----------
         Grocery Industry -- 0.55%
   1,400 Albertsons Incorporated........................   66,150
     400 American Stores Company........................    8,225
     200 Safeway Incorporated...........................   12,650
     800 Winn Dixie Stores Incorporated.................   34,950
                                                         ----------
                                                          121,975
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
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                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)



         Home Appliance Industry -- 0.10%
     400 Whirlpool Corporation..........................   22,000
                                                         ----------

         Hotel/Gaming Industry -- 0.19%
     600 Marriott International Incorporated............   41,550
                                                         ----------

         Household Products Industry -- 1.52%
     400 Clorox Company.................................   31,750
   2,400 Colgate Palmolive Company......................  176,400
     800 Newell Company.................................   34,000
     600 Ralston Ralston Purina Group...................   55,763
   1,500 Rubbermaid Incorporated........................   37,500
                                                         ----------
                                                          335,413
                                                         ----------
         Industrial Services Industry -- 0.11%
   1,700 Laidlaw Incorporated...........................   23,163
                                                         ----------

         Insurance (Diversified) Industry -- 2.54%
   1,100 American General Corporation...................   59,469
   5,900 Equitable Companies, Incorporated..............  293,525
     600 Lincoln National Corporation Incorporated......   46,875
     800 Marsh and Mclennan Companies Incorporated......   59,650
   1,500 MGIC Investment Corporation....................   99,750
                                                         ----------
                                                          559,269
                                                         ----------
         Insurance (Life) Industry -- 0.33%
     900 Conseco Incorporated...........................   40,894
     400 Jefferson Pilot Corporation....................   31,150
                                                         ----------
                                                           72,044
                                                         ----------
         Insurance (Prop/Casualty) Industry -- 2.81%
   2,200 Allstate Corporation...........................  199,100
     900 Chubb Corporation..............................   68,063
   1,000 General Re Corporation.........................  212,000
     700 Safeco Corporation.............................   34,125
   1,100 St Paul Companies Incorporated.................   90,269
     700 USF and G Corporation..........................   15,444
                                                         ----------
                                                          619,001
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
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                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)




         Machinery Industry -- 0.75%
   1,100 Aeroquip Vickers Incorporated..................   53,969
     700 Donaldson Company Incorporated.................   31,544
     200 Snap On Incorporated...........................    8,725
   1,500 Stanley Works..................................   70,781
                                                         ----------
                                                          165,019
                                                         ----------
         Machinery (Construction & Mining) Industry --
         0.94%
     200 Case Corporation...............................   12,088
   2,300 Caterpillar Incorporated.......................  111,550
     800 Deere and Company..............................   46,600
     900 Ingersoll Rand Company.........................   36,450
                                                         ----------
                                                          206,688
                                                         ----------
         Medical Services Industry -- 0.14%
     700 Health Care and Retirement Corporation.........   28,175
     200 Idexx Laboratories Incorporated................    3,188
                                                         ----------
                                                           31,363
                                                         ----------
         Medical Supplies Industry -- 2.26%
   1,300 Allergan Incorporated..........................   43,631
   1,700 Becton Dickinson and Company...................   85,000
   2,100 Boston Scientific Corporation..................   96,338
     100 Centocor Incorporated..........................    3,325
   1,100 Guidant Corporation............................   68,475
   3,800 Medtronic Incorporated.........................  199,500
                                                         ----------
                                                          496,269
                                                         ----------
         Metals & Mining (Div.) Industry -- 0.61%
   7,900 Inco Limited...................................  134,300
                                                         ----------

         Natural Gas (Distribution.) Industry -- 0.34%
   1,300 Pacific Enterprises............................   48,913
     800 Washington Gas Light Company...................   24,750
                                                         ----------
                                                           73,663
                                                         ----------

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                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)





         Natural Gas (Diversified) Industry -- 1.59%
     852 Burlington Resources Incorporated..............   38,180
     200 Columbia Energy Group..........................   15,713
     600 Consolidated Natural Gas Company...............   36,300
   5,000 Enron Corporation..............................  207,813
     400 Sonat Incorporated.............................   18,300
   1,200 Williams Companies Incorporated................   34,200
                                                         ----------
                                                          350,506
                                                         ----------
         Newspaper Industry -- 0.56%
   1,400 Gannett Incorporated...........................   86,538
     200 Times Mirror Company...........................   12,300
     400 Tribune Company................................   24,900
                                                         ----------
                                                          123,738
                                                         ----------
         Office Equip & Supplies Industry -- 1.11%
     700 Ikon Office Solutions Incorporated.............   19,688
   2,500 Pitney Bowes Incorporated......................  224,844
                                                         ----------
                                                          244,532
                                                         ----------
         Oilfield Services/Equip. Industry -- 1.74%
   1,400 Baker Hughes Incorporated......................   61,075
     200 Cooper Cameron Corporation.....................   12,200
   1,700 Diamond Offshore Drilling Incorporated.........   81,813
   1,400 Dresser Industries Incorporated................   58,713
     400 Ensco International Incorporated...............   13,400
     400 Global Marine Incorporated.....................    9,825
     200 Helmerich and Payne Incorporated...............   13,575
     200 Noble Drilling Corporation.....................    6,125
     400 Reading and Bates Corporation..................   16,750
     700 Rowan Companies Incorporated...................   21,350
     200 Smith International Incorporated...............   12,275
     800 Transocean Offshore Incorporated...............   38,550
   1,000 Varco International Incorporated...............   21,438
     200 Western Atlas Incorporated.....................   14,800
                                                         ----------
                                                          381,889
                                                         ----------
         Packaging & Container Industry -- 0.20%
     600 Bemis Company Incorporated.....................   26,438
     500 Sonoco Products Company........................   17,344
                                                         ----------
                                                           43,782
                                                         ----------

---------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)

         Paper & Forest Products Industry -- 0.56%
     200 Chesapeake Corporation.........................    6,875
   1,900 Rayonier Incorporated..........................   80,869
   1,800 Wausau - Mosinee Paper Corporation.............   36,225
                                                         ----------
                                                          123,969
                                                         ----------
         Petroleum (Integrated) Industry -- 1.55%
   3,200 Fina Incorporated..............................  204,800
     600 Murphy Oil Corporation.........................   32,513
     800 Pennzoil Company...............................   53,450
     800 Quaker State Corporation.......................   11,300
     400 Sun Company Incorporated.......................   16,825
     600 Tosco Corporation..............................   22,688
                                                         ----------
                                                          341,576
                                                         ----------

         Petroleum (Producing) Industry -- 0.24%
     200 Pogo Producing Company.........................    5,900
   1,900 Union Pacific Resources Group Incorporated.....   46,075
                                                         ----------
                                                           51,975
                                                         ----------
         Publishing Industry -- 0.26%
     900 Harcourt General Incorporated..................   49,275
     100 Mcgraw Hill Company Incorporated...............    7,400
                                                         ----------
                                                           56,675
                                                         ----------
         Railroad Industry -- 3.03%
   5,800 Burlington Northern Santa Fe Corporation.......  539,038
   4,200 Norfolk Southern Corporation...................  128,100
                                                         ----------
                                                          667,138
                                                         ----------
         Restaurant Industry -- 1.73%
   7,300 McDonalds Corporation..........................  348,575
   1,070 Tricon Global Restaurants......................   31,097
                                                         ----------
                                                          379,672
                                                         ----------
         Retail (Special Lines) Industry -- 0.43%
   2,250 Gap Incorporated...............................   79,734
     400 TJX Companies Incorporated.....................   13,750
                                                         ----------
                                                           93,484
                                                         ----------
         Retail Building Supply Industry -- 1.02%
   3,800 Home Depot Incorporated........................  223,725
                                                         ----------

---------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)


         Retail Store Industry -- 2.82%
   4,300 Borders Group, Incorporated....................  134,644
     800 Dayton Hudson Corporation......................   54,000
     200 Dillards Incorporated Class A..................    7,050
     500 Federated Department Stores Incorporated.......   21,531
   1,300 JC Penney Company Incorporated.................   78,406
   1,000 K Mart Corporation.............................   11,500
     300 May Department Stores Company..................   15,806
   7,500 Wal Mart Stores Incorporated...................  295,781
     100 Woolworth Corporation..........................    2,038
                                                         ----------
                                                          620,756
                                                         ----------
         Securities Brokerage Industry -- 0.70%
   2,100 Merrill Lynch and Company Incorporated.........  153,169
                                                         ----------

         Semiconductor Industry -- 2.32%
     300 Advanced Micro Devices Incorporated............    5,325
     175 General Semiconductor, Incorporated............    2,023
   7,100 Intel Corporation..............................  498,775
     200 Micron Technology Incorporated.................    5,188
                                                         ----------
                                                          511,311
                                                         ----------
         Semiconductor Cap Equip Industry -- 0.11%
     800 Applied Materials Incorporated.................   24,100
                                                         ----------

         Shoe Industry -- 0.25%
   1,400 Nike Incorporated..............................   54,688
                                                         ----------

         Steel (General) Industry -- 0.12%
     400 Nucor Corporation..............................   19,325
     400 Worthington Industries Incorporated............    6,600
                                                         ----------
                                                           25,925
                                                         ----------
         Telecomunication Equipment Industry -- 2.68%
     300 Andrew Corporation.............................    7,200
   6,600 Lucent Technologies Incorporated...............  527,175
     700 Tellabs Incorporated...........................   37,012
     600 US West Media Group............................   17,325
                                                         ----------
                                                          588,712
                                                         ----------

---------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
---------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                   (Continued)


         Telecomunication Services Industry -- 8.80%
   2,600 Airtouch Communications........................  108,062
     900 Alltel Corporation.............................   36,956
   2,800 Ameritech Corporation..........................  225,400
   4,759 Bell Atlantic Corporation......................  433,069
   5,300 Bellsouth Corporation..........................  298,456
   2,300 MCI Communications Corporation.................   98,469
   3,689 SBC Communications Incorporated................  270,219
   4,000 Sprint Corporation.............................  234,500
     655 TCI Ventures A.................................   18,545
   1,145 Tele Communications Inc New....................   31,988
   2,600 US West Communications Group...................  117,325
   2,100 Worldcom Incorporated..........................   63,525
                                                         ----------
                                                        1,936,514
                                                         ----------
         Thrift Industry -- 3.42%
   2,500 Federal Home Loan Mortgage Association           104,844
  11,100 Federal National Mortgage Association..........  633,394
     200 HF Ahmanson and Company........................   13,387
                                                         ----------
                                                          751,625
                                                         ----------
         Tire & Rubber Industry -- 0.04%
     400 Cooper Tire and Rubber Company.................    9,750
                                                         ----------

         Toiletries/Cosmetics Industry -- 1.06%
     700 Avon Products Incorporated.....................   42,963
   1,900 Gillette Company...............................  190,831
                                                         ----------
                                                          233,794
                                                         ----------
         Total common stocks (cost $17,687,286)......... 21,796,213
                                                         ----------

         Total investments (cost $17,687,286)........... 21,796,213
                                                         ----------
CASH & OTHER ASSETS,LESS LIABILITIES -- 0.96%...........    210,536
                                                         ----------
         Total Net Assets............................... $22,006,749
                                                         ===========

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Costs incurred in connection with organization and registration are deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations.
2. Tax basis of investments:
   At December 31, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $4,620,428. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $511,501. Net unrealized appreciation in investments at December 31, 1997 was $4,108,927.

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L.Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc.
   ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment and management of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). At the Trust's inception, F.L. Putnam elected to waive its total management fee of $17,213 for at least the first year of the Trust's operation, and is receiving no compensation for its services. PanAgora has received its portion of the fee, in an amount equal to $25,835 of which $2,766 is included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Anchor Investment Management Corporation for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000. At December 31, 1997, administrative, transfer agent and dividend disbursing agent fees of $2,000 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
5. Related parties:
   The President and Secretary of the Trust is also a director and principal stockholder of the Trust's investment adviser.
6. Certain Transactions:
   For the year ended December 31, 1997 the total expense increase, as shown in the statement of operations, is $8,118 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and Ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)


7. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................    $   130,723
      Other investments.......................     18,756,628
                                                  =============
                                                  $18,887,351
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $   130,723
      Other investments.......................      1,172,207
                                                  =============
                                                  $ 1,302,930
                                                  =============

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================




INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets and the selected per share data and ratios for the year ended December 31, 1997 and for the period from inception (October 28, 1996) to December 31, 1996. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the selected per share data and ratios for the year ended December 31, 1997 and for the initial period ended December 31, 1996, in conformity with generally accepted accounting principles.



                                               LIVINGSTON & HAYNES, P.C.



Wellesley, Massachusetts,
January 14, 1998.

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================


                              OFFICERS AND TRUSTEES




DAVID W.C. PUTNAM                            President,Secretary
President and Director                       and Trustee
F.L. Putnam Securities Company,
Incorporated and subsidiaries


HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer, Mercy
Hospital, Portland Maine; President, Chief
Executive Officer and Director, Mercy Health
Systems of Maine

SISTER ANNE MARY DONOVAN                     Trustee
General Treasurer of the Sisters of Notre
Dame de Namur, Boston

SISTER JOAN GIBBINS                          Trustee
Treasurer, Mercy Health System of
Southeastern Pennsylvania

RONALD P. HOGAN                              Trustee
Chief Executive Officer, Saint Joseph's
Health System

WILLIAM H. IZLAR, JR.                        Trustee
Chairman and Director, Eastern Mercy
Health System

SISTER JUNE KETTERER                         Trustee
Provincial Superior, St. Joseph Province,
Sisters of Charity of Montreal

SISTER MARY LABOURE MORIN                    Trustee
President, Regional Community, Sisters of
Mercy of the Americas

C. KENT RUSSELL                              Treasurer
Chief Financial Officer, Eastern Mercy
Health System

DANIEL F. RUSSELL                            Trustee
President and Chief Executive Officer,
Eastern Mercy Health System

JOEL M. ZIFF                                 Trustee
Director, Eastern Mercy Health System

===========================================================================
                          PRINCIPLED EQUITY MARKET FUND
===========================================================================




                       INVESTMENT ADVISER
            F.L. Putnam Investment Management Company
 10 Langley Road, Suite 400, Newton Centre, Massachusetts 02159
                         (617) 964-7600

                           SUB-ADVISOR
                 PanAgora Asset Management, Inc.
    260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                            CUSTODIAN
                 Investors Bank & Trust Company
          89 South Street, Boston, Massachusetts 02111

                  INDEPENDENT PUBLIC ACCOUNTANT
                    Livingston & Haynes, P.C.
          40 Grove St., Wellesley, Massachusetts 02181

                ADMINISTRATOR  AND TRANSFER AGENT
              Anchor  Investment  Management Corp.
           579 Pleasant St., Suite 4, Paxton, MA 01612
                         (508) 831-1171

                          LEGAL COUNSEL
                      Sullivan & Worcester
       One Post Office Square, Boston, Massachusetts 02109






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.